DERIVATIVE FINANCIAL INSTRUMENTS (Net fair value) (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	$ 1,588	$ 2,304
Derivative financial liabilities for hedging	(12,981)	(6,001)
Interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	818	302
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	770	2,002
Derivative financial liabilities for hedging	$ (12,981)	$ (6,001)